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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/Lawrence A. Oberman           Northbrook, IL        8/12/11.
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          48
                                        --------------------

Form 13F Information Table Value Total:        197,654
                                        --------------------
                                             (thousands)

List of Other Included Managers:

NONE

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
          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                             TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
       --------------         -----     -----   --------  -------  --- ---- ---------- --------   ----    ------ ----
ACCELRYS INC                    COM   00430U103   18,411 2,589,448 SH          SOLE             2,589,448   0     0
ACCELRYS INC                    COM   00430U103      593    83,467 SH          OTHER               83,467   0     0
AMBASSADORS GROUP INC           COM   023177108    3,956   448,050 SH          SOLE               448,050   0     0
AMBASSADORS GROUP INC           COM   023177108      138    15,682 SH          OTHER               15,682   0     0
ANGIODYNAMICS INC               COM   03475V101   12,208   857,921 SH          SOLE               857,921   0     0
ANGIODYNAMICS INC               COM   03475V101      356    25,031 SH          OTHER               25,031   0     0
BALCHEM CORP                    COM   057665200   12,273   280,337 SH          SOLE               280,337   0     0
BALCHEM CORP                    COM   057665200      354     8,090 SH          OTHER                8,090   0     0
BERKSHIRE HATHAWAY INC DEL   CL B NEW 084670702    2,527    32,650 SH          SOLE                32,650   0     0
BERKSHIRE HATHAWAY INC DEL   CL B NEW 084670702       99     1,275 SH          OTHER                1,275   0     0
CALLIDUS SOFTWARE INC           COM   13123E500    2,978   509,078 SH          SOLE               509,078   0     0
CALLIDUS SOFTWARE INC           COM   13123E500       87    14,800 SH          OTHER               14,800   0     0
CARDIONET INC                   COM   14159L103    4,895   921,933 SH          SOLE               921,933   0     0
CARDIONET INC                   COM   14159L103      168    31,700 SH          OTHER               31,700   0     0
KMG CHEMICALS INC               COM   482564101    3,293   195,519 SH          SOLE               195,519   0     0
KMG CHEMICALS INC               COM   482564101       88     5,200 SH          OTHER                5,200   0     0
KENSEY NASH CORP                COM   490057106    4,379   173,551 SH          SOLE               173,551   0     0
KENSEY NASH CORP                COM   490057106      124     4,900 SH          OTHER                4,900   0     0
LIQUIDITY SERVICES INC          COM   53635B107   22,693   961,140 SH          SOLE               961,140   0     0
LIQUIDITY SERVICES INC          COM   53635B107      626    26,500 SH          OTHER               26,500   0     0
MKS INSTRUMENT INC              COM   55306N104    3,942   149,214 SH          SOLE               149,214   0     0
MKS INSTRUMENT INC              COM   55306N104      108     4,100 SH          OTHER                4,100   0     0
MERCURY COMPUTER SYS            COM   589378108    2,689   143,930 SH          SOLE               143,930   0     0
MERCURY COMPUTER SYS            COM   589378108       77     4,100 SH          OTHER                4,100   0     0
MIPS TECHNOLOGIES INC           COM   604567107    3,545   513,039 SH          SOLE               513,039   0     0
MIPS TECHNOLOGIES INC           COM   604567107       96    13,850 SH          OTHER               13,850   0     0
NVE CORP                      COM NEW 629445206   22,045   377,167 SH          SOLE               377,167   0     0
NVE CORP                      COM NEW 629445206      701    12,000 SH          OTHER               12,000   0     0
ORION MARINE GROUP INC          COM   68628V308    8,411   893,888 SH          SOLE               893,888   0     0
ORION MARINE GROUP INC          COM   68628V308      260    27,600 SH          OTHER               27,600   0     0
PURECYCLE CORP                COM NEW 746228303    6,701 2,181,265 SH          SOLE             2,181,265   0     0
PURECYCLE CORP                COM NEW 746228303      186    60,613 SH          OTHER               60,613   0     0
REPLIGEN CORP                   COM   759916109    3,056   839,472 SH          SOLE               839,472   0     0
REPLIGEN CORP                   COM   759916109       95    26,168 SH          OTHER               26,168   0     0
RIMAGE CORP                     COM   766721104      151    11,242 SH          SOLE                11,242   0     0
RIMAGE CORP                     COM   766721104       19     1,400 SH          OTHER                1,400   0     0
SRS LABS INC                    COM   78464M106    1,409   146,930 SH          SOLE               146,930   0     0
SRS LABS INC                    COM   78464M106       38     4,000 SH          OTHER                4,000   0     0
SCIENTIFIC LEARNING CORP        COM   808760102   16,270 5,132,555 SH          SOLE             5,132,555   0     0
SCIENTIFIC LEARNING CORP        COM   808760102      147    46,355 SH          OTHER               46,355   0     0
SURMODICS INC                   COM   868873100    6,431   579,406 SH          SOLE               579,406   0     0
SURMODICS INC                   COM   868873100      274    24,661 SH          OTHER               24,661   0     0
TESSERA TECHNOLOGIES INC        COM   88164L100    4,548   265,327 SH          SOLE               265,327   0     0
TESSERA TECHNOLOGIES INC        COM   88164L100      133     7,750 SH          OTHER                7,750   0     0
UNIVERSAL TECHNICAL INST INC    COM   913915104   12,931   654,088 SH          SOLE               654,088   0     0
UNIVERSAL TECHNICAL INST INC    COM   913915104      428    21,629 SH          OTHER               21,629   0     0
WEBSENSE INC                    COM   947684106   12,282   472,938 SH          SOLE               472,938   0     0
WEBSENSE INC                    COM   947684106      435    16,750 SH          OTHER               16,750   0     0
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